Description of the Plan (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
EBP, Description of Plan [Line Items]
Guaranteed minimum funding	$ 130,000,000
Long-term note payable to Colgate-Palmolive Company	$ 0	$ 19,000
Interest rate		5.70%
Shares released and and allocated to participant accounts	6,646,688	7,334,758
Value of shares released and allocated to participant accounts	$ 525,221,000	$ 666,803,000
Shares available for future release for ESOP		93,585
Value of shares available for future release for ESOP		$ 8,508,000
Forfeited nonvested account	140,000	$ 83,000
Forfeited nonvested account, decrease from employer contribution	1,587,000
Minimum account balance	1,000
Minimum borrowing, amount	500
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing term	1 year
Maximum borrowing term	25 years
Savings Program
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%		3.00%
Threshold period for automatic enrollment of eligible participants	45 days
Automatic deferral rate, annual increase	1.00%		1.00%
Maximum annual compensation to total compensation, percentage	10.00%		6.00%
Participant compensation matched, percentage	6.00%
Vesting percentage	50.00%
Vesting period, initial 50%	2 years
Vesting period, fully vested	3 years
Company Retirement Contributions Program
EBP, Description of Plan [Line Items]
Vesting percentage	50.00%
Vesting period, initial 50%	2 years
Vesting period, fully vested	3 years
Minimum
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant loan, interest rate	3.30%	3.30%
Minimum | Diamond Hill Large Cap Portfolio Fund
EBP, Description of Plan [Line Items]
Market value of company	$ 5,000,000,000.0
Investment of assets in large capitalization companies (percent)	80.00%
Minimum | Savings Program
EBP, Description of Plan [Line Items]
Automatic deferral rate	1.00%
Minimum | Company Retirement Contributions Program
EBP, Description of Plan [Line Items]
Matching percentage	4.00%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.30%	9.30%
Maximum | Neuberger Berman Genesis Fund; R6
EBP, Description of Plan [Line Items]
Market value of company	$ 2,000,000,000.0
Maximum | Savings Program
EBP, Description of Plan [Line Items]
Automatic deferral rate	25.00%
Matching percentage	75.00%
Maximum | Company Retirement Contributions Program
EBP, Description of Plan [Line Items]
Matching percentage	15.00%